UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

JEEVAN B. GORE, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2006

Date of reporting period: SEPTEMBER 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (57.72%)
Bank Debt (43.21%) (1)
Automobiles (4.18%)
EaglePicher Holdings Inc., 2nd Lien Term Loan, LIBOR +8.5%, due 6/30/11
(Acquired 12/21/05, Amortized Cost $8,730,000) (2)	$8,730,000	$8,991,900	1.10%
EaglePicher Holdings Inc., 3rd Lien Term Loan, LIBOR + 12.5%, due 12/30/11
(Acquired 12/30/05, 3/1/06 and 6/1/06, Amortized Cost $24,523,351) (2)	$24,523,351	25,259,051	3.08%
Total Automobiles		34,250,951

Diversified/Conglomerate Manufacturing (3.09%)
Celerity, Inc. Senior Secured Notes, LIBOR + 6%, due 12/23/08
(Acquired 12/23/04 and 2/2/06, Amortized Cost $25,087,417) (2)	$25,087,417	25,338,291	3.09%

Ecological (4.37%)
ESP Holdings, Inc. 2nd Lien Term Loan, LIBOR + 10%, due 12/12/10
(Acquired 12/11/03, 12/12/03, 12/16/03, 3/3/04,
3/25/04 and 12/1/04, Cost $35,847,669)	$35,689,500	35,912,559	4.37%

Personnal, Food and Miscellaneous Services (6.50%)
Information Resources, Inc. Series B Notes, LIBOR + 7.42%, due 12/12/08
(Acquired 12/12/03, Amortized Cost $50,218,831) (2)	$50,809,553	53,350,031	6.50%

Personal Transportation (7.32%)
Delta Airlines, Inc. 1st Preferred Mortgage Term Loan, 15.1625%, due 6/25/11
(Acquired 11/24/03 and 12/13/04, Amortized Cost $52,024,047)	$52,028,796	56,191,100	6.84%
Delta Airlines, Inc. 1st Preferred Mortgage Term Loan, 7%, due 11/25/07
(Acquired 2/27/06, Amortized Cost $3,609,249)	$3,591,293	3,878,596	0.47%
Total Personal Transportation		60,069,696

Telecommunications (13.10%)
Interstate Fibernet, Inc. 1st Lien Senior Secured Note, LIBOR + 8% Cash + 0.5% PIK, due 7/25/09 (Acquired 7/26/05, Amortized Cost $39,723,192) (2)	$39,723,192	40,815,580	4.97%
Interstate Fibernet, Inc. 3rd Lien Senior Secured Note, LIBOR + 7.5% Cash + 4.5% PIK, due 9/25/09 (Acquired 7/26/05 and 3/28/06, Amortized Cost $18,570,000) (2)	$20,666,473	18,289,829	2.23%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12
(Acquired 8/3/06, Amortized Cost $26,049,443)	$27,392,448	29,035,995	3.54%
Wild Blue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 4/9/07
(Acquired 9/29/06, Amortized Cost $19,072,808)	$18,894,356	19,051,822	2.32%
Wild Blue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $231,876)	$21,404,027	374,570	0.05%
Total Telecommunications		107,567,796

Utilities (2.81%)
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $4,119,217) (3)	$23,218,324	2,101,825	0.26%
Mach Gen, LLC Bank Debt
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $17,880,836) (3)	$15,513,372	20,943,051	2.55%
Total Utilities		23,044,876

Miscellaneous Securities (1.85%) (4)	$15,000,000	15,225,000	1.85%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments
Corporate Debt Securities (14.51%)
Containers, Packaging and Glass (3.25%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$26,861,000	$26,323,780	3.21%
Pliant Corp. Notes, 13%, due 7/15/10	$490,000	343,000	0.04%
Total Containers, Packaging and Glass		26,666,780

Diversified/Conglomerate Manufacturing (1.51%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$12,240,000	12,438,900	1.51%

Leisure, Amusement, Motion Pictures and Entertainment (7.11%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07	$66,136,000	58,365,020	7.11%

Utilities (0.46%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$3,531,000	3,778,170	0.46%

Miscellaneous Securities (2.18%) (4)	$37,478,000	17,903,100	2.18%

Total Debt Securities (cost $451,478,133)		473,911,170

Equity Securities (20.59%)
Automobiles (3.76%)
EaglePicher Holdings Inc. Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (5), (6)	1,312,720	30,875,174	3.76%

Aerospace and Defense (0.17%)
Pemco Aviation Group, Inc. Common Stock (3)	164,636	1,399,406	0.17%

Containers, Packaging and Glass (0.20%)
Pliant Corporation Common Stock (3)	422	422	0.00%
Pliant Corporation Preferred Stock	3,722,000	1,681,953	0.20%
Total Containers, Packaging and Glass		1,682,375

Diversified/Conglomerate Manufacturing (5.91%)
Celerity Holding Co., Inc. Common Stock
(Acquired 12/23/04, 9/8/05 and 2/1/06, Cost $12,135,924) (2), (3), (5), (6)	2,427,185	12,694,177	1.55%
International Wire Group, Inc. Common Stock (2), (3), (5), (6)	1,979,441	35,629,938	4.34%
Kinetics Holdings, LLC Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	169,200	0.02%
Total Diversified/Conglomerate Manufacturing		48,493,315

Diversified/Conglomerate Service (3.37%)
Anacomp, Inc. Common Stock (2), (3), (5), (6)	1,087,969	14,861,657	1.81%
Dendrite International Inc., Common Stock (3)	333,988	3,266,403	0.40%
S1 Corporation Common Stock (3)	2,068,616	9,536,320	1.16%
Total Diversified/Conglomerate Service		27,664,380

Ecological (0.07%)
ESP Holdings, Inc. Common Stock
(Acquired 12/9/02 and 12/10/02, Cost $0) (3), (5)	45,633	571,326	0.07%

Leisure, Amusement, Motion Pictures and Entertainment (0.12%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05 and 4/3/06, Cost $1,975,458) (3), (5), (7)	899,513	1,018,698	0.12%
Bally Total Fitness Holdings, Inc. Common Stock (3)	4,921	7,431	0.00%
Total Leisure, Amusement, Motion Pictures and Entertainment		1,026,129

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Personnal, Food and Miscellaneous Services (6.44%)
Immediate FX Holdings, Inc. Class A Common Stock
(Acquired 2/24/06, Cost $1,239,263) (2), (3), (6)	1,239,263	$1,239,263	0.15%
Information Resources, Inc. Series A Restricted Preferred Stock
(Acquired 11/10/04, Cost $1,113,724) (2), (3), (5), (6)	8,334,074	26,460,685	3.22%
Information Resources, Inc. Series A Preferred Stock
(Acquired 11/10/04, Cost $1,058,600) (2), (3), (6)	7,921,579	25,151,015	3.06%
Total Personnal, Food and Miscellaneous Services		52,850,963

Telecommunications (0.56%)
Integra Telecom, Inc., Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $820,222) (3)	2,452,565	820,222	0.10%
Interstate Fibernet, Inc. Warrants for Convertible Preferred Stock
(Acquired 7/26/05 and 7/28/06, Cost $1,722,806) (2), (3), (6)	2,507,941	3,761,912	0.46%
Total Telecommunications		4,582,134

Utilities (0.00%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (5), (8)	1,189	—	0.00%
Mach Gen, LLC Preferred Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (5), (8)	4,661	—	0.00%
Total Utilities		—

Total Equity Securities (cost $117,878,495)		169,145,202

Total Investments in Securities (cost $569,356,628)		643,056,372

Cash and Cash Equivalents (21.69%)
American Express Commercial Paper, 5.20%, due 10/11/06	$20,000,000	19,956,667	2.43%
Bear Stearns Commercial Paper, 5.24%, due 10/27/06	$35,000,000	34,852,261	4.24%
Citigroup Commercial Paper, 5.24%, due 10/27/06	$35,000,000	34,847,166	4.24%
GECC Commercial Paper, 5.18%, due 10/3/06	$5,000,000	4,996,403	0.61%
GECC Commercial Paper, 5.20%, due 10/5/06	$5,000,000	4,994,944	0.61%
Toyota Motor Credit Commercial Paper, 5.20%, due 10/5/06	$10,000,000	9,989,889	1.22%
UBS Finance Commercial Paper, 5.24%, due 10/3/06	$35,000,000	34,964,339	4.26%
UBS Finance Commercial Paper, 5.34%, due 10/2/06	$2,000,000	1,999,110	0.24%
Wells Fargo Certificate of Deposit, 5.27%, due 10/16/06	$25,000,000	25,000,000	3.04%
Wells Fargo Bank Overnight REPO	$6,352,481	6,352,481	0.77%
Cash Held on Account at Various Institutions	$109,484	109,484	0.01%
Total Cash and Cash Equivalents (9)		178,062,744

Total Cash and Investments in Securities		$821,119,116	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

Notes to Statement of Investments:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the period ended September 30, 2006 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

Anacomp, Inc. Common Stock	$—	$17,511,282	$—	$(2,649,625)	$14,861,657	$—
Celerity, Inc Senior Secured Notes, LIBOR + 6%, due 12/23/08	—	38,468,291	(13,000,000)	(130,000)	25,338,291	733,976
Celerity Holding Co., Inc. Common Stock	—	12,135,925	—	558,252	12,694,177	—
EaglePicher Holdings, 2nd Lien Term Loan due 6/30/2011	—	8,991,900	—	—	8,991,900	24,356
EaglePicher Holdings, 3rd Lien Term Loan due 12/30/2011	—	24,389,887	—	869,164	25,259,051	50,655
EaglePicher Holdings Inc. Common Stock	—	24,285,461	—	6,589,713	30,875,174	—
Immdediate FX Holdings, Inc. Class A Common Stock	—	1,239,263	—	—	1,239,263	—
Information Resources, Inc. Series B Notes, LIBOR + 7.42%, due 12/12/08	—	53,350,031	—	—	53,350,031	1,123,405
Information Resources, Inc. Series A Restricted Preferred Stock	—	18,668,326	—	7,792,359	26,460,685	—
Information Resources, Inc. Series A Preferred Stock	—	17,744,339	—	7,406,676	25,151,015	—
International Wire Group Senior Secured Notes, 10%, due 10/15/11	—	12,362,400	—	76,500	12,438,900	204,000
International Wire Group, Inc. Common Stock	—	33,650,497	—	1,979,441	35,629,938	—
Interstate Fibernet, Inc. 1st Lien Note, LIBOR + 8% Cash and 0.5% PIK, due 7/25/09	—	41,007,833	—	(192,253)	40,815,580	40,075
Interstate Fibernet, Inc. 3rd Lien Note, LIBOR + 7.5% Cash and 4.5% PIK, due 9/25/09	—	18,289,829	—	—	18,289,829	619,528
Interstate Fibernet, Inc. Warrants for Convertible Preferred Stock	—	3,343,920	—	417,992	3,761,912	—

(3) Non-income producing security.

(4) Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(8) The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

(9) Cash and cash equivalents includes $21 million segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $78,126,112 and $105,464,529, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $569,356,628. Net unrealized appreciation aggregated $73,699,744, of which $94,635,156 related to appreciated investment securities and $20,935,412 related to depreciated investment securities.

The total value of restricted securities as of September 30, 2006 was $489,478,955, or 59.61% of total cash and investments of the Company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By	/s/ Hugh Steven Wilson

Name: Hugh Steven Wilson Title: Chief Executive Officer Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Hugh Steven Wilson

Name: Hugh Steven Wilson Title: Chief Executive Officer Date: November 29, 2006

By	/s/ Peyman S. Ardestani

Name: Peyman S. Ardestani Title: Chief Financial Officer Date: November 29, 2006